Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Amortization Periods for Intangible Assets	The respective amortization periods for the intangible assets are as follows:
3D Global Patent (note 8)	15 years
EG BioMed Patent (note 8)	15 years

Schedule of Deferred Revenue from Lease	The table below presents the activity of the deferred revenue from the lease for the year ended December 31, 2025, and 2024, respectively:
	December 31, 2025	December 31, 2024
Balance at beginning of period	$27,568	$—
Advances received from customers	74,024	61,289
Revenue recognized	(72,703)	(33,089)
Exchange realignment	1,264	(632)
Balance at end of period	$30,153	$27,568

Schedule of Exchange Rates

Translation of amounts from NTD into US$ has been made at the following exchange rates for the respective years:

	Years ended December 31,
	2025	2024	2023
Period-end NTD: US$1 exchange rate	31.34	32.77	30.73
Period average NTD: US$1 exchange rate	31.35	32.04	31.08

Schedule of Concentration of Risks

For the year ended December 31, 2025, approximately 83.7% of the Company’s purchase was from Supplier D, a company that the Company’s CEO holds 12.85%.

	Years ended December 31,
Supplier	2025	2024	2023
D	83.7%	—	—
A	*	37.5%	11.6%
E	—	*	22.4%
F	*	*	13.2%
G	—	*	12.4%

*	Represents less than 10% of purchase for the year ended December 31, 2025, and 2024.

Account payable to suppliers that individually comprised 10% or more of accounts payable balances as of December 31, 2025, and 2024 are as follows:

Supplier	December 31, 2025	December 31, 2024
D	89.5%	—
B	—	49.5%
A	*	13.7%
C	*	10.3%

*	Represents less than 10% of accounts payable balances as of December 31, 2025, and 2024.

The following customers accounted for 10% or more of sales for the year ended December 31, 2025, and 2024:

	Years ended December 31,
Customer	2025	2024	2023
A	*	31.9%	31%
B	31.7%	22.8%	40%
C	13.4%	*	*

*	Represents less than 10% of revenue for the year ended December 31, 2025, and 2024, respectively.

Account receivables, net from customers that individually comprised 10% or more of accounts receivable, net balances as of December 31, 2025, and 2024 are as follows:

Customer	December 31, 2025	December 31, 2024
B	30.5%	49.4%
D	16.0%	22.8%
A	15.6%	*
E	*	15.4%

*	Represents less than 10% of accounts receivable balances as of December 31, 2025, and 2024, respectively.